Segment reporting	12 Months Ended
Dec. 31, 2023
Segment reporting
Segment reporting

5.    Segment reporting

The Company’s Chief Executive Officer has been identified as the chief operating decision maker (“CODM”) since the role encompasses authority over resource allocation decisions and performance assessment, mainly analyzing performance from the production obtained in the operations. The Company has identified 10 operating segments:

●	Canada – Silicon Metals
●	Canada – Silicon Alloys
●	U.S. – Silicon Metals
●	U.S. - Silicon Alloys
●	Europe – Manganese Alloys
●	Europe – Silicon Metals
●	Europe - Silicon Alloys
●	South Africa – Silicon Metals
●	South Africa – Silicon Alloys; and
●	Other segments

The operating segments described above are those components whose operating results are regularly reviewed by the entity’s CODM to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available. This is due to the integrated operations within each region and product family and the ability to reallocate production based on the individual capacity of each plant. Additionally, economic factors that may impact our results of operations, such as currency fluctuations and energy costs, are also assessed at a regional and product level.

The Company’s North America- Silicon Metal and North America – Silicon Alloys reportable segments are the result of the aggregation of the operating segments of the United States and Canada Silicon Metals and the operating segments of the United States and Canada Silicon Alloys. These operating segments have been aggregated as they have similar long-term economic characteristics and there is similarity of competitive and operating risks and the political environment in the United States and Canada. The Europe-Silicon Metals, the Europe-Silicon Alloys, the Europe -Manganese, the South Africa – Silicon Metals and South Africa – Silicon Alloys reportable segments are equal to each related Operating segment.

All other segments that do not meet the quantitative threshold for separate reporting and are deemed to have similar economic characteristics have been grouped as “Other segments”, which mainly includes holding entities in the United Kingdom and our Ferroglobe Advanced Material (formerly Ferrosolar OPCO) subsidiary in Spain.

The consolidated income statements as of December 31, 2023, 2022 and 2021, respectively, by reportable segment, are as follows:

	2023
	North America	North America	Europe	Europe	Europe	South Africa	South Africa		Adjustments/
	Silicon Metal	Silicon Alloys	Manganese	Silicon Metal	Silicon Alloys	Silicon Metal	Silicon Alloys	Other segments	Eliminations (*)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	505,472	283,180	277,508	307,230	216,465	50,071	109,684	54,921	(154,497)	1,650,034
Raw materials and energy consumption for production	(313,162)	(165,193)	(183,839)	(103,304)	(108,409)	(44,003)	(82,201)	(35,280)	156,105	(879,286)
Other operating income	6,605	3,896	36,628	40,321	21,149	594	(142)	50,655	(58,714)	100,992
Staff costs	(67,160)	(37,744)	(28,326)	(79,114)	(42,069)	(5,007)	(10,412)	(36,027)	—	(305,859)
Other operating expense	(44,304)	(26,840)	(69,897)	(71,632)	(44,132)	(11,223)	(10,718)	(48,309)	56,965	(270,090)
Depreciation and amortization charges	(32,313)	(15,183)	(7,835)	(6,325)	(3,005)	(1,840)	(4,056)	(2,975)	—	(73,532)
Impairment (loss) gain	(21,008)	—	(1,571)	—	(3,619)	478	—	430	—	(25,290)
Other (loss) gain	(71)	(115)	1	79	47	—	—	30	—	(29)
Operating Profit	34,059	42,001	22,669	87,255	36,427	(10,930)	2,155	(16,555)	(141)	196,940

(*) The amounts correspond to transactions between segments that are eliminated in the consolidation process.

	2022
	North America	North America	Europe	Europe	Europe	South Africa	South Africa		Adjustments/
	Silicon Metal	Silicon Alloys	Manganese	Silicon Metal	Silicon Alloys	Silicon Metal	Silicon Alloys	Other segments	Eliminations (*)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	671,290	339,414	701,140	536,753	259,419	17,337	122,262	81,560	(131,259)	2,597,916
Raw materials and energy consumption for production	(305,545)	(68,490)	(541,034)	(241,936)	(139,687)	(9,270)	(65,373)	(46,759)	133,008	(1,285,086)
Other operating income	6,464	122	42,882	76,255	23,622	156	66	59,840	(62,051)	147,356
Staff costs	(61,378)	(41,923)	(28,996)	(81,175)	(50,467)	(1,736)	(11,652)	(37,483)	—	(314,810)
Other operating expense	(33,708)	(37,859)	(111,741)	(99,513)	(33,265)	(2,649)	(13,193)	(74,626)	60,302	(346,252)
Depreciation and amortization charges	(33,708)	(15,135)	(13,005)	(4,605)	(8,086)	(748)	(5,278)	(994)	—	(81,559)
Impairment (loss) gain	—	—	(33,222)	—	(26,028)	5,357	2,408	(5,514)	—	(56,999)
Other (loss) gain	(522)	(126)	(178)	230	82	—	—	495	—	(19)
Operating (loss) profit	242,893	176,003	15,846	186,009	25,590	8,447	29,240	(23,481)	—	660,547

(*) The amounts correspond to transactions between segments that are eliminated in the consolidation process.

	2021
	North America		North America		Europe		Europe		Europe		South Africa		South Africa				Adjustments/
	Silicon Metal		Silicon Alloys		Manganese		Silicon Metal		Silicon Alloys		Silicon Metal		Silicon Alloys		Other segments		Eliminations (*)	Total
	US$'000		US$'000		US$'000		US$'000		US$'000		US$'000		US$'000		US$'000		US$'000	US$'000
Sales	370,109		154,699		476,287		437,533		227,804		12,604		104,591		43,568		(48,287)	1,778,908
Raw materials and energy consumption for production	(265,653)		(57,663)		(326,257)		(303,811)		(170,073)		(8,240)		(68,377)		(33,445)		48,623	(1,184,896)
Other operating income	5,089		296		34,142		48,828		16,924		278		485		49,901		(45,858)	110,085
Staff costs	(51,163)		(31,300)		(33,696)		(77,608)		(42,679)		(1,542)		(11,726)		(31,203)		—	(280,917)
Other operating expense	(22,222)		(20,848)		(105,290)		(105,712)		(23,043)		(1,904)		(11,352)		(51,960)		45,522	(296,809)
Depreciation and amortization charges	(40,489)		(15,281)		(18,634)		(7,330)		(9,522)		(546)		(4,535)		(991)		—	(97,328)
Impairment (loss) gain	—		—		(376)		14		(455)		288		2,396		(1,730)		—	137
Other (loss) gain	(347)	—	741	—	—	0	733	—	295	—	—	—	—	—	784	—	—	2,206
Operating (loss) profit	(4,676)		30,644		26,176		(7,353)		(750)		938		11,482		(25,013)		—	31,386

(*) The amounts correspond to transactions between segments that are eliminated in the consolidation process.

Other disclosures

Sales by product line

Sales by major product line are as follows:

	Year Ended December 31,
	2023	2022	2021
	US$'000	US$'000	US$'000
Silicon metal	722,226	1,116,193	637,695
Manganese-based alloys	259,197	525,483	469,138
Ferrosilicon	330,946	561,539	337,833
Other silicon-based alloys	159,441	192,409	161,750
Silica fume	33,804	32,290	32,409
Other	144,420	170,002	140,083
Total	1,650,034	2,597,916	1,778,908

Information about major customers

Total sales of $840,705 thousand, $1,322,724 thousand, and $870,039 thousand were attributable to the Company’s top 10 customers in 2023, 2022, and 2021 respectively. During 2023, 2022, and 2021 sales corresponding to Dow Silicones Corporation represented 17.0%, 16.8% and 12.2%, respectively of the Company’s sales. Sales to Dow Silicones Corporation are included partially in the North America – Silicon Metal segment and partially in the Europe - Silicon Metal segment. Accounts receivables from Dow Silicones Corporation as of December 31, 2023 and 2022 are $29,161 thousand and $10,612 thousand, respectively.

Non-current assets by geographical area

The non-current assets (as defined in IFRS 8) by geographical area are as follows:

	Year ended December 31,
	2023	2022
	US$´000	US$´000
United Kingdom	462	946
United States of America	213,663	231,565
Europe
Spain	151,200	109,759
France	151,880	133,684
Other European Countries	57,739	55,835
Total non-current assets in Europe	360,819	299,278
Rest of the World	138,105	132,094
Total	713,049	663,883